Note 23 - Subsequent Events	12 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Subsequent Events [Text Block]
23.	SUBSEQUENT EVENTS
On June 28, 2017, IIJ’s shareholders approved the payment of a cash dividend to shareholders of record at March 31, 2017 of ¥13.5 per share or ¥608,317 thousand in the aggregate.